As filed with the U.S. Securities and Exchange Commission on April 9, 2020

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

united states

securities and exchange commission

Washington, D.C. 20549

form n-1a

registration statement

UNDER

                                                         THE SECURITIES ACT OF 1933                      [X]

Pre-Effective Amendment No.

                                                         Post-Effective Amendment No. 472                    [X]

  and/or

  REGISTRATION STATEMENT

UNDER

                                                THE INVESTMENT COMPANY ACT OF 1940         [X]

Amendment No. 472

Legg Mason Partners Equity Trust*

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue

New York, NY 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code:  (877) 721-1926

Name and address of agent for service:                                                                                                     Copy to:

Robert I. Frenkel                                                                                                                                Roger P. Joseph, Esq.

Legg Mason Partners Income Trust                                                                                        Morgan, Lewis & Bockius LLP

100 First Stamford Place                                                                                                                     One Federal Street

Stamford, Connecticut 06902                                                                                                                     Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

[X	]immediately upon filing pursuant to paragraph (b)
[	]on ______________ pursuant to paragraph (b)
[	]60 days after filing pursuant to paragraph (a)(1)
[	]on ______________ pursuant to paragraph (a)(1)
[	]75 days after filing pursuant to paragraph (a)(2)
[	]on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[    ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to ClearBridge Large Cap Growth Fund and QS U.S. Large Cap Equity Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS EQUITY TRUST, hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 9th day of April, 2020.

LEGG MASON PARTNERS EQUITY TRUST, on behalf of its series:

ClearBridge Large Cap Growth Fund

QS U.S. Large Cap Equity Fund

By:	/s/ Jane E. Trust
Jane E. Trust
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on this 9th day of April, 2020.

Signature		Title

	/s/ Jane E. Trust	President, Chief Executive Officer and Trustee
Jane E. Trust
	/s/ Christopher Berarducci	Treasurer and Principal Financial Officer
Christopher Berarducci
	/s/ Paul R. Ades*	Trustee
Paul R. Ades
	/s/ Andrew L. Breech*	Trustee
Andrew L. Breech
	/s/ Dwight B. Crane*	Trustee
Dwight B. Crane
	/s/ Althea Duersten*	Trustee
Althea Duersten
	/s/ Stephen R. Gross*	Trustee
Stephen R. Gross
	/s/ Susan Heilbron*	Trustee
Susan Heilbron
	/s/ Frank Hubbard*	Trustee
Frank Hubbard
	/s/ Howard Johnson*	Trustee
Howard Johnson
	/s/ Jerome H. Miller*	Trustee
Jerome H. Miller
	/s/ Kenneth Miller*	Trustee
Kenneth Miller
	/s/ Thomas F. Schlafly*	Trustee
Thomas F. Schlafly
*By:	/s/ Jane E. Trust
Jane E. Trust, as Agent
* Attorney in Fact, pursuant to Power of Attorney.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase